Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense
Information about the Company’s current and deferred tax expense follows:

	Year Ended December 31,
	2016	2015	2014
Current expense	$271,455	$29,778	$31,688
Deferred (benefit) expense	(65,212)	11,235	3,311
Total income tax expense	$206,243	$41,013	$34,999

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2016	2015	2014
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(0.3)%	(1.7)%	(2.6)%
Nondeductible health insurer fee	0.5%	2.3%	1.9%
Change in liability for prior years' taxes	—%	0.5%	(0.3)%
Goodwill	1.2%	—%	—%
Capital contribution from affiliated entity impacting taxable income	3.7%	—%	—%
Other	(0.1)%	(0.5)%	(0.4)%
Effective income tax rate	40.0%	35.6%	33.6%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in significant deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Deferred gain on disposal of businesses	$70,148	$20,477
Investments, net	17,180	39,673
Deferred acquisition costs (1)	22,809	11,021
Policyholder and separate account reserves	13,267	—
Other	4,696	4,654
Total deferred tax asset	128,100	75,825
Deferred tax liabilities:
Net unrealized appreciation on securities	(57,870)	(100,851)
Policyholder and separate account reserves	—	(7,168)
Other	(705)	(6,486)
Total deferred tax liability	(58,575)	(114,505)
Net deferred income tax asset (liability)	$69,525	$(38,680)

(1) For life policies, tax law requires that a percentage of premiums related to life insurance contracts be capitalized as tax DAC and amortized over a period of years. Therefore, the tax DAC balance is not affected by the significant decrease in the GAAP DAC balance as of December 31, 2016.